Debt (Debt Issue Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Amortization of deferred loan costs	$ 2,200,000	$ 2,100,000	$ 2,100,000
Deferred loan costs written off	2,149,000	0	0
Senior unsecured notes due October 2021 [Member]
Debt Instrument [Line Items]
Unamortized debt issuance expense	$ 12,600,000